Financial Risk Management Objectives - Commodity Price Sensitivity (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
16% increase in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	16.00%
Effect on profit before tax due to change in commodity price	$ (3,473)
16% decrease in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price	(16.00%)
Effect on profit before tax due to change in commodity price	$ 3,473
23% increase in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price		23.00%
Effect on profit before tax due to change in commodity price		$ 6,461
23% decrease in commodity price [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Percentage of change of commodity price		(23.00%)
Effect on profit before tax due to change in commodity price		$ (6,461)